CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Consolidated net income	¥ 58,910	¥ 6,849	¥ 44,287
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	43,429	62,158	(2,560)
Net unrealized gains and losses on securities	2,980	151	(7)
Net gains and losses on derivative instruments	(266)	169	(146)
Pension liability adjustments	737	(433)	93
Other comprehensive income (loss), Net-of-tax	46,880	62,045	(2,620)
Total comprehensive income (loss)	105,790	68,894	41,667
Less: Comprehensive (income) loss attributable to noncontrolling interests	(3,963)	(487)	(3,983)
Comprehensive income (loss) attributable to Nidec Corporation	¥ 101,827	¥ 68,407	¥ 37,684